Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Prospectus Date	rr_ProspectusDate	Jun. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 11, 2019